Note 9 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
9.	PROPERTY AND EQUIPMENT, NET
(In Thousands)

	December 31
	2018	2017
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	19,186	19,999
Furniture and fixtures	751	800
Leasehold improvements	2,182	2,247
Transportation equipment	664	622
Property leased to others	4,141	4,274
	35,500	36,518
Accumulated depreciation
Buildings	1,947	1,807
Equipment	18,014	19,261
Furniture and fixtures	735	769
Leasehold improvements	2,064	1,898
Transportation equipment	537	544
Property leased to others	415	323
	23,712	24,602

Property and equipment pending for inspection	1,926	1,839

Total	$13,714	$13,755

Depreciation expense recognized during the years ended
December 31, 2018,
2017,
and
2016,
was approximately
$993,000,
$1,016,000,
and
$1,103,000,
respectively.

In
August 2009,
the Company sold its land, located in Hsinchu, Taiwan, with a carrying value of approximately
$8,918,000
to a real estate developer in exchange for a portion of the real estate after it is developed, which includes a portion of an office building and a portion of a parking lot. The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth. Considering the Company’s current operating scale and capital requirements, the Company leased out three
units to a
third
party in
December 2014.
The Company has also sold
5
building units to
third
parties during the years ended
December 31, 2015
and
2014.
There were
no
transactions made in relation to building for the year ended
December 31, 2018
and
2017.

In the
third
quarter of
2016,
the Company disposed
one
of the
three
units of the Company’s office building in China, and a net gain of
$1,725,000
was recorded for the year ended
December 31, 2016.
There were
no
transactions made in relation to buildings in China for the years ended
December 31, 2018
and
2017.